OPERATING SEGMENTS - Information about Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Additions	$ 607.5	$ 495.4
Brio Gold
Disclosure of products and services [line items]
Additions	84.2	67.2
Operating segments
Disclosure of products and services [line items]
Additions	523.3	428.2
Chapada | Operating segments
Disclosure of products and services [line items]
Additions	46.7	82.6
El Peñón | Operating segments
Disclosure of products and services [line items]
Additions	56.3	88.4
Canadian Malartic Corporation | Operating segments
Disclosure of products and services [line items]
Additions	89.4	60.7
Gualcamayo | Operating segments
Disclosure of products and services [line items]
Additions	45.1	46.1
Minera Florida Ltda. | Operating segments
Disclosure of products and services [line items]
Additions	52.6	45.3
Jacobina Mineração e Comércio Ltda. | Operating segments
Disclosure of products and services [line items]
Additions	23.6	21.8
Corporate and other | Operating segments
Disclosure of products and services [line items]
Additions	209.6	83.3
Cerro Moro | Investment property under construction or development | Corporate and other | Operating segments
Disclosure of products and services [line items]
Additions	$ 179.7	$ 63.9